Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM BORROWINGS [Abstract]
Long-term borrowings, by lender
	December 31, 2013	December 31, 2014
	RMB	RMB
Borrowing from Shanghai Commercial & Savings Bank	335,330	593,543

Movement of long-term borrowings
	For the Years Ended December 31,
	2013	2014
	RMB	RMB
Balance at beginning of year	—	335,330
Add: Current year additions	335,330	718,848
Less: Current year repayment	—	(462,320)
Foreign currency translation	—	1,686
Balance at end of year	335,330	593,543